TANGIBLE ASSETS - Impairments and Derecognitions of Tangible Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz	Dec. 31, 2018 USD ($) oz
Disclosure of detailed information about property, plant and equipment [line items]
Commodity price, long-term estimate, significant unobservable inputs, assets (USD per ounce) | oz	1,450	1,300	1,239,000,000
Weighted average cost of capital, significant unobservable inputs, assets (in percent)	9.10%	8.10%
Change in weighted average cost of capital, significant unobservable inputs, assets (in basis points)	1.00%
Impairment and derecognition of tangible assets	$ 0	$ 505	$ 104
Accumulated amortisation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets		505	104
Accumulated amortisation and impairments | First Uranium - Mine Waste Solutions | Discontinued operations | South African assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets		89	93
Accumulated amortisation and impairments | Surface Operations | Discontinued operations | South African assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets		18	1
Accumulated amortisation and impairments | Mponeng | Discontinued operations | South African assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets		384	4
Accumulated amortisation and impairments | Covalent | Discontinued operations | South African assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets		11	0
Accumulated amortisation and impairments | Obuasi
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets		0	5
Accumulated amortisation and impairments | Siguiri
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets		2	0
Accumulated amortisation and impairments | AGA Mineração
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets		1	0
Accumulated amortisation and impairments | Other
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets		$ 0	$ 1
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, significant unobservable inputs, assets	6 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, significant unobservable inputs, assets	26 years